INVESTMENT IN JOINT VENTURE	12 Months Ended
Jun. 30, 2020
INVESTMENT IN JOINT VENTURE [Abstract]
INVESTMENT IN JOINT VENTURE
7.	INVESTMENT IN JOINT VENTURE

On January 1, 2016, one of the subsidiaries of the Group (“the Subsidiary”) made a 47.5% investment in a Joint Venture Lake Ball LLC, doing business as Clear Connect, with Innovative Business Solutions (‘IBS’) with a purpose to procure and sell commercial leads for the Subsidiary’s customers. The country of incorporation and principle place of business of Lake Ball LLC is the United States of America. The investment is accounted for under the equity method of accounting. As of June 30, 2020, the market value of the investment amounts to $0.3 million (June 30, 2019: $0.2 million, June 30, 2018: $0.4 million). The details of the investment are as follows:

	June 30, 2020	June 30, 2019	June 30, 2018
	(US$’000)
Opening balance	227	392	294
Return on investment during the year	-	(96)	(82)
Dividend received during the year	(430)	(420)	(100)
Share of profit for the year	534	351	280
Ending balance	331	227	392

Share of profit for the year ended June 30, 2020, 2019 and 2018 of $0.5 million, $0.4 million and $0.3 million, respectively, is included in the other operating costs in statement of profit or loss and comprehensive income.

Summarized financial information of equity accounted Joint Venture from the financial statements of Lake Ball LLC is as follows:

	For the Year Ended
	June 30, 2020	June 30, 2019	June 30, 2018
	(US$’000)

Revenue	3,152	2,140	1,558
Profit after tax	1,124	739	589
Other comprehensive income	-	-	-
Total comprehensive income	1,124	739	589